Personnel - Disclosure of Detailed Information About Number of People Employed (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and average number of employees [line items]
Number of employees	32,100	31,000	31,200
Average number of employees	31,800	31,200	30,600
North America [member]
Disclosure of number and average number of employees [line items]
Number of employees	13,800	13,500	13,700
Average number of employees	13,700	13,600	13,500
United Kingdom [member]
Disclosure of number and average number of employees [line items]
Number of employees	5,200	5,000	4,900
Average number of employees	5,100	5,000	4,800
Netherlands [member]
Disclosure of number and average number of employees [line items]
Number of employees	1,200	1,300	1,400
Average number of employees	1,300	1,400	1,500
Rest of Europe [member]
Disclosure of number and average number of employees [line items]
Number of employees	2,800	2,800	2,800
Average number of employees	2,800	2,800	2,800
Rest of world [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,100	8,400	8,400
Average number of employees	8,900	8,400	8,000
Operating segments [member]
Disclosure of number and average number of employees [line items]
Number of employees	31,300	30,200	30,400
Average number of employees	31,000	30,400	29,700
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of number and average number of employees [line items]
Number of employees	7,900	7,500	7,500
Average number of employees	7,700	7,500	7,300
Operating segments [member] | Risk & business analytics [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,700	8,100	8,200
Average number of employees	8,600	8,200	7,900
Operating segments [member] | Legal [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,500	10,600	10,700
Average number of employees	10,600	10,700	10,600
Operating segments [member] | Exhibitions [member]
Disclosure of number and average number of employees [line items]
Number of employees	4,200	4,000	4,000
Average number of employees	4,100	4,000	3,900
Corporate/shared functions [member]
Disclosure of number and average number of employees [line items]
Number of employees	800	800	800
Average number of employees	800	800	900